Share Capital	6 Months Ended
Jun. 30, 2026
Disclosure of Share Capital Reserves and other Equity Interest [Abstract]
Share Capital
16.
SHARE CAPITAL

Share capital

The share capital as of June 30, 2025, December 31, 2025, and June 30, 2026 represented the issued ordinary share capital of the Group.

(In thousands, except share and per share data)	NOTES	Number of shares	Amount
Authorized:
As of June 30, 2025, December 31, 2025, and June 30, 2026	(i)	130,000,000	$1,300

Issued and fully paid:
As of January 1, 2025		1,102,792	$11
Class A Ordinary Shares issued to board members for board fees		556	—
As of June 30, 2025		1,103,348	$11

As of January 1, 2026		2,147,105	21
Shares issued to employees for compensation		48,730	1
Shares issued to board members for board fees		7,138	—
Shares issued on exercise of share options		11,991	—
As of June 30, 2026		2,214,964	$22

Note i: Pursuant to Apollomics’ sixth amended and restated memorandum and articles of association, as amended as a result of the Apollomics’ 2024 Extraordinary General Meeting of Shareholders, the authorized share capital of Apollomics increased to 130,000,000 shares, comprised of 100,000,000 Class A Ordinary Shares, and 20,000,000 Class B Ordinary Shares, and 10,000,000 preference shares, par value $0.01 per share.

All the Ordinary Shares issued during the six months ended June 30, 2025 and 2026 rank pari passu with the existing shares in all respects.